General and administrative expenses	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of General And Administrative Expense Explanatory
Note 7

General and administrative expenses
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Outsourcing costs 896 893 951
Technology costs 1,146 1,055 949
Consulting, legal and audit fees 592 540 646
Real estate and logistics costs 605 634 671
Market data services 419 417 413
Marketing and communication 265 242 217
Travel and entertainment 172 72 84
Litigation, regulatory and similar matters
1
348 911 197
Other 746 788 757
Total general and administrative

expenses
5,189 5,553 4,885
1 Reflects the net increase in

provisions for litigation, regulatory

and similar matters recognized

in the income statement.

Refer to Note 17 for

more information.

UBS AG
Entity [Table]
Disclosure Of General And Administrative Expense Explanatory
Note 7

General and administrative expenses
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Outsourcing costs 451 426 466
Technology costs 502 490 449
Consulting, legal and audit fees 494 465 566
Real estate and logistics costs 507 530 563
Market data services 367 367 361
Marketing and communication 195 171 162
Travel and entertainment 156 66 77
Litigation, regulatory and similar matters
1
348 910 197
Other 5,981 6,051 5,646
of which: shared services costs charged by UBS

Group AG or its subsidiaries
5,264 5,321 4,939
Total general and administrative

expenses
9,001 9,476 8,486
1 Reflects the net increase in

provisions for litigation, regulatory

and similar matters recognized

in the income statement.

Refer to Note 17 for

more information.